Cash Flow Statement Reconciliation of Cash and Restricted Cash - USD ($)	Jun. 30, 2024	May 21, 2024	Jun. 30, 2023	Jul. 10, 2021
Statement of Cash Flows [Abstract]
Cash, end of year	$ 2,453,728		$ 1,109,834
Restricted cash, end of year	3,031,232	$ 160,000	5,303,533
Cash and restricted cash at end of year	5,484,960		6,413,367
Cash, beginning of year		1,109,834	1,134,416	$ 3,196,683
Restricted cash, beginning of year	$ 160,000	5,303,533	1,817,607	3,611,507
Cash and restricted cash at beginning of year		$ 6,413,367	$ 2,952,023	$ 6,808,190